Unaudited condensed consolidated interim statement of changes in equity (Parenthetical) - GBP (£) £ in Millions	Jun. 30, 2024	Dec. 31, 2023
Statement of changes in equity [abstract]
Reserve of gains and losses on hedging instruments that hedge investments in equity instruments	£ 349	£ 347